Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pensions
Fair value of assets	£ 160,843	£ 246,981
Fair value of liabilities	154,506	236,475
Collateral	72,078	57,166
Inflation rate swaps
Pensions
Notional amount	11	12
Fair value of assets	310	299
Fair value of liabilities	555	549
Interest rate swaps
Pensions
Notional amount	44	41
Fair value of assets	8,161	9,440
Fair value of liabilities	4,779	5,442
Currency forwards
Pensions
Notional amount	12	15
Fair value of assets	160	191
Fair value of liabilities	34	136
Equity and bond call options
Pensions
Notional amount	2	2
Fair value of assets	428	799
Fair value of liabilities		1
Equity and bond put options
Pensions
Notional amount	3	2
Fair value of assets	3
Fair value of liabilities	1	2
Other
Pensions
Notional amount	4	4
Fair value of assets	327	1,719
Fair value of liabilities	£ 444	£ 1,816
Main Scheme
Pensions
Percentage of total plan assets	90.00%	89.00%
Consumer industry	6.70%	4.60%
Manufacturing industry	1.80%	1.80%
Energy and utilities	3.60%	2.70%
Financial institutions	7.80%	8.30%
Technology and telecommunications	1.90%	2.30%
Other	0.10%	0.80%
Private equity	4.00%	3.40%
Index-linked bonds	30.60%	31.40%
Government fixed interest bonds	9.20%	5.90%
Corporate fixed interest bonds	15.80%	17.90%
Corporate and other bonds	1.00%	1.80%
Hedge funds		0.20%
Real estate	5.20%	5.20%
Derivatives	8.10%	10.20%
Cash and other assets	4.20%	3.40%
Equity exposure of equity futures	(3.60%)	(1.80%)
Cash exposure of equity futures	3.60%	1.90%
Total	100.00%	100.00%
Collateral	£ 3,436	£ 3,991
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Notional amount	£ 57,000	56,000
Fair value of assets	£ 3,045	£ 3,629